Subsequent Events (Details Narrative) (10-K)																															1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2020	Aug. 04, 2020 USD ($) shares	Jul. 29, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) shares	May 28, 2020 USD ($) shares	May 22, 2020 USD ($) shares	May 21, 2020 USD ($) shares	May 19, 2020 USD ($)	May 17, 2020 shares	May 07, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($) shares	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) $ / shares shares	Mar. 16, 2020 USD ($) shares	Mar. 11, 2020 USD ($) shares	Feb. 17, 2020 $ / shares shares	Feb. 07, 2020 USD ($) shares	Jan. 29, 2020	Jan. 29, 2020	Jan. 24, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 23, 2020 USD ($) d / TradingDays $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 13, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($)	Aug. 26, 2019 USD ($) shares	Jun. 14, 2019	Jul. 31, 2019 shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	May 20, 2020	May 13, 2020	Mar. 25, 2020 $ / shares shares
Value of shares issued during period for service rendered																																$ 253,000		$ 394,125	$ 738,300	$ 801,000
Common stock, par value | $ / shares																																	$ 0.001		$ 0.001	$ 0.001
Proceeds from convertible promissory note																																	$ 1,660,000	$ 1,111,111	$ 1,111,111
Number of common stock issued, value																																			$ 2,039,303	$ 5,315,176
Common stock, shares, outstanding | shares																																	11,893,291		8,015,756	5,654,830
Preferred stock, par value | $ / shares																																	$ 0.001		$ 0.001
Preferred stock, authorized | shares																																	30,000,000		30,000,000
Repurchase inventory																																	$ 1,515,351		$ 1,369,225	$ 923,707
12% Convertible Promissory Note [Member]
Debt instrument, face amount																													$ 560,000
Debt instrument, maturity date																													Feb. 26, 2020
Proceeds from convertible promissory note																					$ 588,366
Number of shares returned | shares																													153,005
Number of shares of common stock | shares																													181,005
Investor [Member] | 12% Convertible Promissory Note [Member]
Number of shares of common stock | shares																					100,000
Greentree Financial Group, Inc [Member] | Investor [Member]
Debt instrument, face amount		$ 740,000		$ 360,000
Debt instrument, maturity date																				Oct. 23, 2020
Stock issued during period, shares, issued for services | shares		370,000		320,000
Value of shares issued during period for service rendered		$ 1,394,900		$ 1,158,400
Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, maturity date																														Dec. 27, 2019
Loan Agreement [Member] | Greentree Financial Group, Inc [Member]
Debt instrument, face amount																							$ 1,100,000
Debt conversion price per share | $ / shares																							$ 2.00
Debt Conversion Agreement [Member]
Debt instrument, face amount											$ 424,000
Debt conversion price per share | $ / shares											$ 2.00
Securities Purchase Agreement [Member]
Number of shares of common stock | shares																															20,000
Securities Purchase Agreement [Member] | BHP Capital NY Inc. [Member] | Investor [Member]
Debt instrument, face amount														$ 168,000
Debt conversion price per share | $ / shares														$ 2.05
Debt conversion description														Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Number of shares of common stock | shares														10,700
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member] | Investor [Member]
Debt instrument, face amount			$ 224,000											$ 168,000
Debt conversion price per share | $ / shares			$ 2.05											$ 2.05
Debt conversion description			Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.											Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Number of shares of common stock | shares			14,266											10,700
Purchase of Inventory and Repurchase Agreement [Member]
Debt instrument, maturity date	Dec. 10, 2020
Subsequent Event [Member]
Number of shares of common stock | shares												12,500
Number of common stock issued, value												$ 12,500			$ 477,500
Preferred stock, par value | $ / shares																																							$ 0.001
Preferred stock, authorized | shares																																							30,000,000
Subsequent Event [Member] | 12% Convertible Promissory Note [Member]
Number of shares returned | shares																					153,005
Number of reserved shares canceled | shares																					875,000
Subsequent Event [Member] | Consultant [Member]
Stock issued during period, shares, issued for services | shares							50,000
Value of shares issued during period for service rendered							$ 114,000
Subsequent Event [Member] | Ridgewood LLC [Member]
Stock issued during period, shares, issued for services | shares																										50,000
Value of shares issued during period for service rendered																										$ 100,000
Subsequent Event [Member] | Greentree Financial Group, Inc [Member]
Description on amendment agreement																			(i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020.
Subsequent Event [Member] | MZHCI, LLC [Member]
Number of shares of common stock | shares																		15,000
Number of common stock issued, value																		$ 40,350
Subsequent Event [Member] | Caro Partners, LLC [Member]
Number of common stock issued, value												$ 31,625
Subsequent Event [Member] | BHP Capital NY Inc. [Member]
Number of shares of common stock | shares											10,700
Number of common stock issued, value											$ 21,935
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member]
Number of shares of common stock | shares											10,700
Number of common stock issued, value											$ 21,935
Subsequent Event [Member] | 32 Entertainment, LLC [Member] | Amended Subordinate Secured Note [Member]
Debt instrument, face amount					$ 56,250			$ 200,000
Debt instrument, interest rate, effective percentage								16.00%
Debt return amount					$ 6,250
Number of shares issued during period of restricted stock | shares					40,000
Debt instrument, maturity date								May 21, 2020
Prepay of debt principal amount					$ 50,000
Subsequent Event [Member] | PPE Brickell Supplies, LLC [Member]
Number of shares of common stock | shares							200,000
Number of common stock issued, value							$ 456,000
Subsequent Event [Member] | Graphene Holdings, LLC [Member]
Stock issued during period, shares, issued for services | shares						200,000
Value of shares issued during period for service rendered						$ 466,000
Number of shares of common stock | shares							50,000
Number of common stock issued, value							$ 114,000
Subsequent Event [Member] | Loan Agreement [Member]
Debt instrument, interest rate, effective percentage												1.00%	1.00%
Number of warrants to purchase shares of common stock | shares																							550,000
Debt instrument, maturity date													Apr. 15, 2022										Jan. 23, 2023
Warrant, exercise price | $ / shares																							$ 2.00
Proceeds from loan													$ 789,852
Subsequent Event [Member] | Loan Agreement [Member] | 10% Convertible Promissory Note [Member]
Debt instrument, face amount																							$ 1,100,000
Debt instrument, interest rate, effective percentage																							10.00%
Debt conversion price per share | $ / shares																							$ 2.00
Number of warrants to purchase shares of common stock | shares																							550,000
Debt instrument, maturity date																							Oct. 23, 2020
Warrant, exercise price | $ / shares																							$ 2.00
Common stock, par value | $ / shares																							$ 0.001
Proceeds from convertible promissory note																							$ 1,100,000
Debt conversion description																							The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. The Note also contains a conversion limitation provision, which prohibits the Investor from converting the Note in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of Common Stock, provided that (i) such conversion limitation may be waived by the Investor with 61 days prior notice, and (ii) the Investor cannot waive the conversion limitation if conversion of the Note would result in the Investor having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of Common Stock.
Debt instrument, convertible, threshold percentage of stock price																							50.00%
Debt instrument, convertible, threshold trading days | d / TradingDays																							10
Warrant expiration date																							Jan. 23, 2023
Shares sold price per share | $ / shares																							$ 3.00
Consecutive threshold trading days | d / TradingDays																							20
Unexercised portion of warrants, price per share | $ / shares																							$ 1.00
Subsequent Event [Member] | Loan Agreement [Member] | 10% Convertible Promissory Note [Member] | Minimum [Member]
Warrant, exercise price | $ / shares																							$ 2.00
Subsequent Event [Member] | Loan Agreement [Member] | Investor [Member]
Stock issued during period, shares, issued for services | shares																							100,000
Additional shares issued for advisory services | shares																							60,000
Legal fees																							$ 15,000
Subsequent Event [Member] | Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, face amount																												$ 400,000
Debt instrument, interest rate, effective percentage																												1.50%
Subsequent Event [Member] | Loan Agreement [Member] | ED Roses, LLC [Member]
Debt instrument, face amount																												$ 150,000
Debt instrument, interest rate, effective percentage																												1.50%
Debt return amount																												$ 180,000
Debt return amount, principal																												150,000
Debt return amount, interest																												$ 30,000
Subsequent Event [Member] | Loan Agreement [Member] | Labrys Fund, LP [Member] | 12% Convertible Promissory Note [Member]
Debt instrument, interest rate, effective percentage																					12.00%	12.00%
Proceeds from convertible promissory note																						$ 588,366
Subsequent Event [Member] | Debt Conversion Agreement [Member]
Debt converted amount											$ 400,000
Debt conversion price per share | $ / shares											$ 2.00
Number of shares issued during period of restricted stock | shares											200,000
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Rawleigh Ralls [Member]
Debt instrument, face amount																											$ 267,000
Debt instrument, interest rate, effective percentage																											5.00%
Value of shares purchased																											$ 250,000
Number of warrants to purchase shares of common stock | shares																											125,000
Debt instrument, maturity date																											Jul. 10, 2020
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Richard O'Leary [Member]
Debt instrument, face amount																								$ 53,500
Debt instrument, interest rate, effective percentage																								5.00%
Value of shares purchased																								$ 50,000
Number of warrants to purchase shares of common stock | shares																								25,000
Number of shares issued for incentive | shares																								6,500	13,000		33,000
Debt instrument, maturity date																								Jul. 17, 2020	Jul. 15, 2020
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Paul J. Solit & Julie B. Solit [Member]
Debt instrument, face amount																									$ 107,000
Debt instrument, interest rate, effective percentage																									5.00%
Value of shares purchased																									$ 100,000
Number of warrants to purchase shares of common stock | shares																									50,000
Subsequent Event [Member] | Purchase Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Shares sold price per share | $ / shares																	$ 1.00
Number of shares of common stock | shares																	150,000
Number of shares sold during period | shares																	80,065
Ownership percentage																	72.15%
Common stock, shares, outstanding | shares																	110,964
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Common Stock One [Member]
Purchased assets achieve cumulative revenue																$ 2,500,000
Stock issued during period, shares, purchase of assets | shares																125,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Common Stock Two [Member]
Purchased assets achieve cumulative revenue																$ 5,000,000
Stock issued during period, shares, purchase of assets | shares																125,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Scalematix, LLC [Member]
Number of shares issued during period of restricted stock | shares																238,750
Value of shares issued during period of restricted stock																$ 70,850
Subsequent Event [Member] | Consulting Agreement [Member]
Consultant transaction description											Under the terms of the Agreement, the Consultant is to provide business development services and consultation related to potential trade financing opportunities. The Agreement has a term of six (6) months. The Consultant is to be compensated ten thousand (10,000) shares of common stock upon execution of the Agreement and then shall receive six (6) additional monthly payments of eight thousand (8,000) shares of restricted common stock per month beginning on May 24, 2020 and ending on October 24, 2020.
Subsequent Event [Member] | Consulting Agreement [Member] | Consultant [Member]
Number of shares of common stock | shares															300,000
Number of common stock issued, value															$ 600,000
Subsequent Event [Member] | Consulting Agreement One [Member] | Consultant [Member]
Number of shares of common stock | shares															50,000
Number of common stock issued, value															$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | BHP Capital NY Inc. [Member]
Debt instrument, interest rate, effective percentage														2.00%
Debt conversion price per share | $ / shares														$ 2.05
Debt instrument, maturity date														Oct. 07, 2020
Proceeds from convertible promissory note														$ 150,000
Debt conversion description														The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.
Number of shares of common stock | shares														10,700
Convertible promissory note														$ 168,000
Debt instrument, original issue discount														$ 18,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC [Member]
Debt instrument, interest rate, effective percentage														2.00%
Debt conversion price per share | $ / shares														$ 2.05
Debt instrument, maturity date														Oct. 07, 2020
Proceeds from convertible promissory note														$ 150,000
Debt conversion description														The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.
Number of shares of common stock | shares														10,700
Convertible promissory note														$ 168,000
Debt instrument, original issue discount														$ 18,000
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member] | Fergco Bros, LLC [Member]
Payment for assets										$ 100,000
Repurchase date										Jun. 30, 2020
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member]
Number of shares of common stock | shares									10,000
Repurchase date									Jun. 30, 2020
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member] | Fergco Bros, LLC [Member]
Repurchase inventory										$ 105,000
Subsequent Event [Member] | Distributor Agreement [Member] | Marrone Bio Innovations, LLC [Member]
Debt instrument, interest rate, effective percentage																																						15.00%
Subsequent Event [Member] | Share Exchange Agreement [Member]
Percentage of issued and outstanding units																																					50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member]
Ownership percentage																																					50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member] | PPE Brickell Supplies, LLC [Member]
Ownership percentage																																					25.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member] | Graphene Holdings, LLC [Member]
Ownership percentage																																					25.00%